Intangible Assets Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS OTHER THAN GOODWILL.
Summary of Intangible Assets

	As of December 31,
	2018	2017
Intangible Assets, Net	ThCh$	ThCh$
Intangible Assets, Net	115,372,393	55,170,904
Easements and water rights	17,736,954	12,608,950
Concessions	25,953,878	—
Patents, Registered Trademarks and Other Rights	7,394	—
Computer software	60,067,635	38,254,793
Other identifiable intangible assets	11,606,532	4,307,161

	2018	2017
Intangible Assets, Gross	ThCh$	ThCh$
Intangible Assets, Gross	206,047,864	118,593,240
Easements and water rights	22,011,401	14,598,701
Concessions	32,055,825	—
Patents, Registered Trademarks and Other Rights	12,484	—
Computer software	133,931,876	93,260,355
Other identifiable intangible assets	18,036,278	10,734,184

	2018	2017
Intangible Assets, Amortization and Impairment	ThCh$	ThCh$
Accumulated Amortization and Impairment, Total	(90,675,471)	(63,422,336)
Easements and water rights	(4,274,447)	(1,989,751)
Concessions	(6,101,947)	—
Patents, Registered Trademarks and Other Rights	(5,090)	—
Computer software	(73,864,241)	(55,005,562)
Other identifiable intangible assets	(6,429,746)	(6,427,023)

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

	Easements	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Intangibles Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2018	12,608,950	—	—	38,254,793	4,307,161	55,170,904
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	2,721	—	12,484	25,759,609	—	25,774,814
Acquisitions made through business combination	—	30,077,961	—	2,113,933	9,594,267	41,786,161
Increase (decrease) from exchange differences, net	769,421	2,033,761	—	4,111,021	—	6,914,203
Amortization (1)	(347,397)	(4,109,453)	(5,090)	(7,750,745)	(2,723)	(12,215,408)
Increases (decreases) from transfers and other changes	5,213,240	2,048,391	—	(866,790)	(2,298,059)	—
Increases (decreases) from transfers	5,213,240	2,048,391	—	(866,790)	(2,298,059)	—
Disposals and removal from service	(509,981)	—	—	—	—	(509,981)
Removals from service	(509,981)	—	—	—	—	(509,981)
Decreases to be classified as held for sale	—	—	—	—	—	—
Argentina Hyperinflation Effect	—	—	—	180	—	180
Increase (decrease)	—	—	—	(1,554,366)	5,886	(1,548,480)
Total changes in identifiable intangible assets	5,128,004	25,953,878	7,394	21,812,842	7,299,371	60,201,489
Closing balance December 31, 2018	17,736,954	25,953,878	7,394	60,067,635	11,606,532	115,372,393

	Easements	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Intangibles Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2017	12,564,076	—	—	27,591,694	4,314,980	44,470,750
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	295,588	—	—	17,466,436	—	17,762,024
Increase (decrease) from exchange differences, net	—	—	—	—	(115)	(115)
Amortization (1)	—	—	—	(6,803,337)	(7,704)	(6,811,041)
Increases (decreases) from transfers and other changes	(250,714)	—	—	—	—	(250,714)
Increases (decreases) from transfers	(250,714)	—	—	—	—	(250,714)
Total changes in identifiable intangible assets	44,874	—	—	10,663,099	(7,819)	10,700,154
Closing balance December 31, 2017	12,608,950	—	—	38,254,793	4,307,161	55,170,904
(1)	See Note 31.